SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Summary Of Significant Accounting Policies
SCHEDULE OF ESTIMATED AVERAGE USEFUL LIVES
Office premises	based on lease terms
Motor vehicles	3 years

SCHEDULE OF EQUIPMENT
Expected useful life
Leasehold improvement	The lower of lease term or useful life